accounts payable and accrued liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
accounts payable and accrued liabilities
Accrued liabilities	CAD 1,066		CAD 1,013
Payroll and other employee-related liabilities	403		460
Restricted stock units liability	66		55
Total	1,535		1,528
Trade accounts payable	717		578
Interest payable	147		144
Other	61		80
Total	CAD 2,460	CAD 2,400	CAD 2,330